CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2010	$ 264,113	$ 1,855	$ 865,080	$ 774	$ (603,596)
Balance, shares at Dec. 31, 2010	40,698,000	40,698,000
Issuance of restricted share units	27	27
Issuance of restricted share units, shares		484,000
Stock-based compensation of options and RSU's related to employees and non-employees	2,009		2,009
Conversion of convertible subordinated notes	9		9
Conversion of convertible subordinated notes, shares
Other comprehensive income	(233)			(233)
Net income (loss)	(5,850)				(5,850)
Balance at Dec. 31, 2011	260,075	1,882	867,098	541	(609,446)
Balance, shares at Dec. 31, 2011	41,182,011	41,182,000
Issuance of restricted share units	12	12
Issuance of restricted share units, shares		231,000
Stock-based compensation of options and RSU's related to employees and non-employees	1,076		1,076
Other comprehensive income	744			744
Net income (loss)	(2,211)				(2,211)
Balance at Jun. 30, 2012	$ 259,696	$ 1,894	$ 868,174	$ 1,285	$ (611,657)
Balance, shares at Jun. 30, 2012	41,413,302	41,413,000